SUPPLEMENT DATED MAY 27, 2005 TO THE
                        FIRST INVESTORS TAX-EXEMPT FUNDS
                   STATEMENT OF ADDITIONAL INFORMATION PART I
                                DATED MAY 1, 2005
                                 RELATING TO THE
                FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC
              FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
                     A SERIES OF FIRST INVESTORS SERIES FUND
                  FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
                   FIRST INVESTORS INSURED TAX EXEMPT FUND II
                      A SERIES OF EXECUTIVE INVESTORS TRUST
              FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
                FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND


     1. The reference to Dennis T. Fitzpatrick under the chart entitled "Officers Who Are Not Directors/Trustees" on page I-9 is hereby deleted.

     2. The reference to Clark D. Wagner under the chart entitled "Officers Who Are Not Directors/Trustees" on page I-9 under the column "Positions(s) held with Funds covered by this SAI and Length of Service" is amended as follows: "Vice President, Series Fund, Executive Investors Trust, Insured Tax Exempt Fund, Inc., Multi-State Insured Tax Free Fund and New York Insured Tax Free Fund, since 1991."